    As filed with the Securities and Exchange Commission on February 28, 2000
                                                       Registration No. 33-87276
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 --------------

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                                 --------------

                         POST-EFFECTIVE AMENDMENT NO. 7

                                 --------------

                       Penn Mutual Variable Life Account I
                              (Exact name of trust)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
          (Complete address of depositor's principal executive offices)

                                 --------------

                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                                Horsham, PA 19044
                (Name and complete address of agent for service)

                                 --------------

                                    Copy to:
                             Richard W. Grant, Esq.
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                           Philadelphia, PA 19103-6993

                                 --------------

It is proposed that this filing will become effective:

      |_|    Immediately upon filing pursuant to paragraph (b) of Rule 485.
      |_|    On (date) pursuant to paragraph (b) of Rule 485.
      |X|    60 days after filing pursuant to paragraph (a) of Rule 485.
      |_|    On (date) pursuant to paragraph (a) of Rule 485.

================================================================================

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                Cross Reference to Items Required by Form N-8B-2

N-8B-2 Item                    Caption in Prospectus
-----------                    ---------------------
1                              Cover Page
2                              Cover Page
3                              Not applicable
4                              Additional Information - Sale of Policies
5                              Additional Information - Penn Mutual Variable Life Account I
6                              Additional Information - Penn Mutual Variable Life Account I
7                              Not applicable
8                              Not applicable
9                              Additional Information - Litigation
10                             Basic Information; Additional Information - The Penn Mutual Life Insurance
                               Company - Penn Mutual Variable Life Account I - The Funds
11                             Additional Information - The Funds
12                             Additional Information - The Funds
13                             Basic Information - What Are the Fees and Charges Under the Policy?
14                             Basic Information - What Payments Must Be Made Under the Policy?
15                             Basic Information - What Payments Must Be Made Under the Policy?
16                             Additional Information - The Funds
17                             Basic Information; Additional Information
18                             Basic Information
19                             Basic Information - How Does Penn Mutual Communicate With Me?
20                             Basic Information
21                             Basic Information - What Is a Policy Loan?
22                             Not applicable
23                             Not applicable
24                             Not applicable
25                             Additional Information - The Penn Mutual Life Insurance Company
26                             Basic Information - What Are the Fees and Charges Under the Policy?
27                             Additional Information - The Penn Mutual Life Insurance Company
28                             Additional Information - The Penn Mutual Life Insurance Company Additional
                               Information - Penn Mutual Trustees and Officers
29                             Not applicable
30                             Not applicable
31                             Not applicable
32                             Not applicable
33                             Not applicable
34                             Not applicable
35                             Additional Information - The Penn Mutual Life Insurance Company
36                             Not applicable
37                             Not applicable
38                             Additional Information - Sale of Policies
39                             Additional Information - Sale of Policies

40                             Additional Information - Sale of Policies
41                             Not applicable
42                             Not applicable
43                             Not applicable
44                             Basic Information - How Will the Value of the Policy Change Over Time?;
                               Additional Information - More Information About Policy Values
45                             Not applicable
46                             Basic Information - How Will the Value of the Policy Change Over Time?;
                               Additional Information - More Information About Policy Values
47                             Basic Information; Additional Information - Penn Mutual Variable Life Account I -
                               The Funds
48                             Additional Information - The Penn Mutual Life Insurance Company
49                             Not applicable
50                             Not applicable
51                             Basic Information
52                             Additional Information - Penn Mutual Variable Life Account I
53                             Additional Information - Federal Income Tax Considerations
54                             Not applicable
55                             Illustrations
56                             Not applicable
57                             Not applicable
58                             Not applicable
59                             Additional Information - Financial Statements

                                     PART I

                       Information Required in Prospectus

The prospectus dated May 1, 1999 relating to the Variable EstateMax last survivor flexible premium adjustable variable life insurance policy is herein incorporated by reference to the Registrant's Post Effective Amendment No. 6 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                                   PROSPECTUS
                                       FOR
                              VARIABLE ESTATEMAX II
   a last survivor flexible premium adjustable variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                                  800-523-0650

      The Policy provides life insurance on two insureds and a cash surrender value that may vary with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this Prospectus.

-------------------------------------------------------------------------------------------------------------------
Penn Series Funds, Inc.                                                    Manager
           Money Market Fund                                               Independence Capital Management, Inc.
           Limited Maturity Bond Fund                                      Independence Capital Management, Inc.
           Quality Bond Fund                                               Independence Capital Management, Inc.
           High Yield Bond Fund                                            T. Rowe Price Associates, Inc.
           Flexibly Managed Fund                                           T. Rowe Price Associates, Inc.
           Growth and Income Fund                                          Independence Capital Management, Inc.
           Growth Equity Fund                                              Independence Capital Management, Inc.
           Large Cap Value Fund                                            Putnam Investment Management, Inc.
           Index 500 Fund                                                  Wells Capital Management Incorporated
           Mid Cap Growth Fund                                             Turner Investment Partners, Inc.
           Mid Cap Value Fund                                              Neuberger Berman Management, Inc.
           Emerging Growth Fund                                            RS Investment Management, Inc.
           Small Cap Value Fund                                            Royce & Associates, Inc.
           International Equity Fund                                       Vontobel USA, Inc.
-------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisors Management Trust                                 Manager
           Balanced Portfolio                                              Neuberger Berman Management Incorporated
-------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund                     Manager
           Equity-Income Portfolio                                         Fidelity Management and Research Company
           Growth Portfolio                                                Fidelity Management and Research Company
-------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II                  Manager
           Asset Manager Portfolio                                         Fidelity Management and Research Company
-------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc.                           Manager
           Emerging Markets Equity (International) Portfolio               Morgan Stanley Dean Witter Investment
                                                                           Management Inc.
-------------------------------------------------------------------------------------------------------------------

     Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
                                   May 1, 2000

                        Guide to Reading this Prospectus

      This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

      The prospectus is arranged as follows:

      o The first section is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

      o The next section contains illustrations of a hypothetical Policy that help clarify how the Policy works. The "Illustrations" sections start on page __.

      o After the Illustrations sections is the "Additional Information" section. It gives additional information about Penn Mutual, Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page
            __.

      o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page __.

      o Appendices A through D are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help understand how the Policy works.

                                   **********

      The prospectuses of the funds that accompany this prospectus contains important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

                                BASIC INFORMATION

      This part of the prospectus provides answers to basic questions that may be asked about the Policy. Here are the page numbers where the questions and answers appear.

Question                                                                    Page
--------                                                                    ----

What Is the Policy?............................................................5
Who Owns the Policy?...........................................................6
What Payments Must Be Made Under the Policy?...................................6
How Will the Value of the Policy Change Over Time?.............................8
What Are the Fees and Charges Under the Policy?................................8
Are There Other Charges That Penn Mutual Could Deduct in the Future?..........11
How Can I Change My Policy's Investment Allocations?..........................12
What Is a Policy Loan?........................................................13
How Can I Withdraw Money from My Policy?......................................13
What Is the Timing of Transactions Under the Policy?..........................14
How Much Life Insurance Coverage Does the Policy Provide?.....................15
Can I Change Insurance Coverage Under My Policy?..............................16
What Are the Supplemental Benefit Riders That I Can Buy?......................16
Do I Have the Right to Cancel My Policy?......................................17
Can I Choose Different Payout Options Under My Policy? .......................18
How Is the Policy Treated for Federal Income Tax Purposes?....................18
How Do I Communicate With Penn Mutual?........................................19
How Does Penn Mutual Communicate With Me?.....................................20

What Is the Policy?

      The Policy provides life insurance on two persons. It is called a "last survivor" Policy because no insurance proceeds ("death benefit") are payable until the death of the second of two insureds (the "last surviving insured"). The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

      While at least one of the two insured persons is alive, you will have several options under the Policy. Here are some major ones:

      o     Determine when and how much you pay to us under the Policy

      o Determine when and how much to allocate your policy value to investment options

      o     Borrow from your Policy

      o     Change the beneficiary who will receive the death benefit

      o     Decrease the amount of insurance protection

      o     Change the death benefit option you have selected under your Policy

      o Surrender or partially surrender your Policy for all or part of its net cash surrender value

      o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

      Most of these options are subject to limits that are explained later in this prospectus.

      If you want to purchase a Policy, you must complete an application and submit it to one of our authorized agents. We require satisfactory evidence of insurability, which may include a medical examination of each or one of the proposed insureds. We evaluate the information provided in accordance with our underwriting rules and then decide whether to accept or not accept the application.

      The maturity date of your Policy is the policy anniversary nearest the younger Insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon the written request of the owner, this policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

Who Owns the Policy?

      You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

What Payments Must Be Made Under the Policy?

Premium Payments

      Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, and any supplemental benefits. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

      Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

      We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. Also, if you make a premium payment that exceeds certain other limits imposed under federal tax law, you could incur a penalty on amounts you take out of your policy. We will monitor the Policy and will attempt to notify you on a timely basis if you are about to exceed this limit. See How is this Policy Treated for Federal Income Tax Purposes? below.

Planned Premiums

      The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See Five Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

      If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

      We will also accept premiums:

      o     by wire or by exchange from another insurance company,

      o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

      o if we agree to it, through a salary deduction plan with your employer.

      You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Five Year No-Lapse Feature

      Your Policy will remain in force during the first five policy years, regardless of investment performance and your net cash surrender value, if:

      (a) The total premiums you have paid, less any partial surrenders you made equals or exceeds

      (b) The monthly "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

      The monthly "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

      The five year no-lapse feature will not apply if the amount borrowed under your Policy results in excessive indebtedness. See What Is a Policy Loan? later in this section.

Lapse and Reinstatement

      If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the five-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" from the date we notify you to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

      If the last survivor dies during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loan.

      If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insureds died prior to the lapse. You will have to provide evidence that the insured person (or persons, if both insureds are living) still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

How Will the Value of the Policy Change Over Time?

      From each premium payment you make, we deduct a premium charge. We allocate the rest to the investment options you have selected (except for the first premium payment which will be invested in the Penn Series Money Market Fund during the free look period of time).

      Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds.

      The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you allocate to the fixed interest option will not be subject to the mortality and expense risk charge described later in this section. Your policy value will be affected by deductions we make from your Policy for policy charges.

      At any time, your policy value is equal to:

      o     the net premiums you have paid,

      o plus or minus the investment results of the policy value allocated or transferred to the variable investment options,

      o plus interest credited to the amount of your policy value allocated or transferred to the fixed interest option

      o     minus policy charges we deduct, and

      o     minus partial surrenders you have made.

      If you borrow money under your Policy, other factors affect your policy value. See What is a Policy Loan? described later in this section.

      For more information on policy values and the variable and fixed investment options, see also the Additional Information section of this prospectus.

What Are the Fees and Charges Under the Policy?

Premium Charge

      o Premium Charge - 7.5% is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 5% to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first 15 policy years, we intend to deduct only the 2.5% to cover state premium taxes. We will notify you in advance if we change our current rates. For policies issued to New York residents, see the table in Appendix C at the end of this Prospectus.

Monthly Deductions

      o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by issue age and length of time the Policy has been in effect and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a smoker or nonsmoker standard rate class, a preferred underwriting class, or a rate class involving a higher mortality risk (a "substandard class"). Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insureds' attained ages increase. The charge is deducted pro-rata from your variable investment and fixed interest accounts.


      o Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $15 (Currently, the flat dollar charge is $15 in the first policy year and $5 thereafter -- we will notify you in advance if we change our current rates) and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance not to exceed 0.20 per $1,000 per month of initial specified amount of insurance (Currently, the charge is $0.15 per $1,000 per month of initial specified amount of insurance up to a maximum amount of $375.00). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge. The charge is deducted pro-rata from your variable investment and fixed interest accounts.


      o Optional Supplemental benefit charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider.

Daily Mortality and Expense Risk Charge

      We deduct a daily charge from your policy value which is allocated to the variable investment options. The charge does not apply to the fixed interest option. It is guaranteed not to exceed 0.90% for the duration of the policy. Currently, the charge is an annual rate of 0.90% of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60%. We will notify you in advance if we change our current rates. We may realize a profit from this charge, and if we do, it will be added to our surplus. For policies issued to New York residents, see the table in Appendix C at the end of this Prospectus.

      The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

Transfer Charge

      We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. We will notify you before imposing the charge. No transfer charge will be made if the specified amount of insurance exceeds $4,999,999.

Surrender Charge

      If you surrender your Policy during the first 16 policy years, we will deduct a surrender charge in calculating the surrender proceeds payable. We determine the surrender charge by the following formula:

      the sum of (a) plus (b), multiplied by (c), where:

      (a) = 25% of the lesser of (i) the sum of all premiums paid in the Policy and (ii) the maximum surrender charge premium (which is an amount calculated separately for each policy);

      (b) = an administrative charge based on the initial specified amount of insurance and the younger insured's attained age on the policy date (ranging from $6 at insured's age 20 to $14 at insured's age 60 and over, per $1,000 of initial specified amount -- for more information on this charge, see Appendix B at the end of this prospectus); and

      (c) = the applicable surrender factor for the policy year during which the surrender is made (see table below).

                                                            Surrender Factor
       Surrender During Policy Year                    Applied to (c) in Formula
--------------------------------------------------------------------------------
             1st through 7th                                      1.00
--------------------------------------------------------------------------------
                   8th                                             .90
--------------------------------------------------------------------------------
                   9th                                             .80
--------------------------------------------------------------------------------
                   10th                                            .70
--------------------------------------------------------------------------------
                   11th                                            .60
--------------------------------------------------------------------------------
                   12th                                            .50
--------------------------------------------------------------------------------
                   13th                                            .40
--------------------------------------------------------------------------------
                   14th                                            .30
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   15th                                            .20
--------------------------------------------------------------------------------
                   16th                                            .10
--------------------------------------------------------------------------------
              17th and later                                         0
--------------------------------------------------------------------------------

      Under the formula, the surrender charge declines by 10% each policy year after the seventh, to $0 by the 17th policy year so that, after the 16th policy year, there is no surrender charge. For policies issued to New York residents, see the table in Appendix C at the end of this prospectus.

      The surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our unrecovered sales expenses are paid for from our surplus.

      The administrative charge component of the surrender charge covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insureds' rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests. We do not anticipate making any profit on the administrative charge component of the surrender charge.

Partial Surrender Charge

      If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

Fees and Charges of Investment Funds

      The funds must pay investment management fees and other operating expenses. The fees and expenses are different for each fund. They reduce the investment return of each fund. Current fees and expenses of the funds are as set forth in the Additional Information section of this prospectus.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

      We currently make no charge against policy values to pay federal income taxes. However, we reserve the right to do so in the event there is a change in the tax laws. We currently do not expect that any such charge will be necessary.

      Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Can I Change My Policy's Investment Allocations?

Future Premium Payments

      You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

      You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

      o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

      o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

      o     we may defer transfers under certain condition;

      o     transfers may not be made during the free look period;

      o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

Dollar Cost Averaging

      This is a program of automatic monthly transfers out of the money market variable investment option into one or more of the other investment options and to the fixed interest option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

Asset Rebalancing

      This is a program that automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

What Is a Policy Loan?

      You may borrow up to 90% of your cash surrender value.

      Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is withdrawn from the investment options and the fixed interest option on a prorated basis (unless you designate a different withdrawal allocation when you request the loan) and is transferred to a special loan account. The special loan account will earn interest at 4.0% (or more in our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

      You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

      The amount of any loan outstanding under your Policy on the death of the surviving insured will reduce the amount of the death benefit by the amount of such loan.

      If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money from My Policy?

Full Surrender

      You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loan outstanding and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

Partial Surrender

      You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

      o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

      o     No more than four partial surrenders may be made in a policy year;

      o     each partial surrender must be at least $250;

      o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

      o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $200,000.

      If you elected the Option 1 insurance coverage (see How Much Insurance Coverage Does My Policy Provide? below), a partial surrender will reduce your specific amount of insurance.

What Is the Timing of Transactions Under the Policy?

      We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

      A planned premium and an unplanned premium which does not require evaluation of additional insurance risk will be credited to the Policy and the net premium will be allocated to the designated investment options based on values at the end of the valuation period in which we receive the premium.

      Any premium requiring evaluation of additional insurance risk will be allocated to the Penn Series Money Market investment option until our evaluation of risk and administrative work has been completed and the premium has been accepted. When accepted, the net premium will be allocated to the investment options you have designated.

      We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

      We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Much Life Insurance Coverage Does the Policy Provide?

      In your application for the Policy, you will tell us how much life insurance coverage you want on the lives of the two persons to be insured. This is called the "specified amount" of insurance. The minimum specified amount of insurance is $200,000.

      When the survivor of the insured persons dies, we will pay the death benefit less the amount of any outstanding policy loan. We offer two different types of death benefits. You choose which one you want in the application. They are:

      o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the policy value multiplied by the applicable net single premium factor.

      o Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or
            (b) the policy value multiplied by the net single premium factor.

      Net single premium factors are based on the insureds' sexes, rate classes and attained ages on the date of calculation. The factor decreases each policy anniversary as the insureds' ages increase. A table of net single premium factors as of each policy anniversary is included in your Policy. A table illustrating net single premium factors is included in Appendix D at the end of this prospectus.

      In order for the Policy to qualify as "life insurance" for federal income taxes, it must satisfy the "cash value accumulation test" under Section 7702(b) of the Internal Revenue Code of 1986, as amended. The test requires that under the terms of the Policy, the death benefit must be sufficient so that the policy value does not at any time exceed the net single premium required to pay for the future benefits provided under the policy. The net single premiums factors included in your Policy are intended to satisfy the cash value accumulation test.

      If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase it at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value. To see how and when investment performance may begin to affect the death benefit, see the Illustrations section of this prospectus.

      Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

Can I Change Insurance Coverage Under My Policy?

Change of Death Benefit Option

      You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

      o after the change, the specified amount of insurance must be at least $200,000;

      o no change may be made in the first policy year and no more than one change may be made in any policy year;

      o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insureds, the requested change will not be allowed.

Decrease in Specified Amount of Insurance

      You may decrease the specified amount of insurance, subject to the following conditions:

      o     no change may be made in the first policy year;

      o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

      o any decrease in the specified amount of insurance must be at least $10,000 and the specified amount after the decrease must be at least $200,000.

      You may not increase the specified amount of insurance under your Policy.

Tax Consequences

      See Federal Income Tax Considerations in the Additional Information section of this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Are the Supplemental Benefit Riders That I Can Buy?

      We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

      Flexible Period Single Life Term Rider -- provides term insurance covering the named insured for the designated period.

      Policy Split Option -- permits the Policy to be split into two fixed benefit (nonvariable) policies upon the issuance of a final divorce decree relating to the two insureds or a change in federal estate tax law that results in the inability to defer estate taxes until the death of the last surviving Insured.

      Estate Growth Benefit -- provides for automatic annual increase of 3% or 6% of the initial specified amount of insurance.

      Change of Insured -- permits a change in one insured so long as the new insured has the same insurable relationship to the remaining insured as did the insured being replaced.

      Supplemental Term Insurance -- provides additional death benefit payable on the death of the last surviving insured if the death occurs during the term of the Policy.

      Guaranteed Continuation of Policy -- guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value of the Policy.

      Extended Maturity -- provides that the maturity date of the Policy is extended, subject to conditions and limitations.

      Return of Supplement Term Insurance -- provides term insurance which will not be less than the amount of all premiums paid up to the most recent policy month. It is only available on policies that provide an Option 1 death benefit. There is no cash value for this benefit.

      Estate Preservation -- provides additional death benefit payable on the death of the last surviving insured if the death occurs during the first four Policy years.

      Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

Do I Have the Right to Cancel My Policy?

      You have the right to cancel your Policy within 10 days after you receive it or within 45 days after you signed your application (or longer in some states). This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

      In most states, you will receive a refund of your premium as of the date of cancellation plus the premium charge and the monthly deductions. The date of cancellation will be the date we receive the Policy.

      During the "free look" period, money held under your Policy will be invested in the Penn Series Money Market Fund.

Can I Choose Different Payout Options Under My Policy?

Choosing a Payout Option

      You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

Changing a Payment Option

      You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact

      There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult a qualified tax adviser before making that choice.

How Is the Policy Treated for Federal Income Tax Purposes?

      Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

      Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investment in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax at the time of the borrowing.

      However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

      For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see Federal Income Tax Considerations in the Additional Information section of this prospectus.

How Do I Communicate With Penn Mutual?

General Rules

      You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, Post Office Box 7460, Philadelphia, Pennsylvania, 19172, or express all checks and money orders to The Penn Mutual Life Insurance Company, Receipts Processing (3V), 600 Dresher Road, Horsham, Pennsylvania, 19044.

      Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

      o     policy loans in excess of $5,000, and full and partial surrenders,

      o     change of death benefit option,

      o     decrease in specified amount of insurance,

      o     change of beneficiary,

      o     election of payment option for Policy proceeds,

      o     tax withholding elections,

      o     grant of telephone transaction privilege to a third party,

      You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they have arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

      We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that does not include this required information.

Telephone Transactions

      You may request transfers among investment options by calling our office. In addition, if you complete a special authorizing form, you may authorize your Penn Mutual agent or other third person to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We may require certain identifying information to process a telephone transfer.

      The policies are not designed for professional market timing organizations or other entities that use programmed and frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

How Does Penn Mutual Communicate With Me?

      At least once each year we will send to you a report showing your current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. We will also send to you an annual and a semi-annual report for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay premiums (other than by pre-authorized check), or if you borrow money under your policy, transfer amounts among the investment options or make partial surrenders, we will send a written confirmation to you.

                                  ILLUSTRATIONS

      The tables on the following pages show how values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how policy values, net cash surrender values and death benefits under a Policy covering two insured persons of given ages on the issue date, would vary over time if planned premiums were paid annually and the return on the assets in the selected funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation.

      The tables reflect the daily charge against the investments for the mortality and expense risks we assume, which is equivalent to an effective annual charge of 0.90% of assets and currently is reduced to 0.60% of assets after the fifteenth policy year. In addition, the tables assume an average annual expense ratio of 0.83% of the underlying investment funds available under the Policies. The average annual expense ratio is based on the expense ratios of the Funds for the last fiscal year or, in the case of certain Funds, estimates of their expense ratios. For information on fund expenses, see the prospectuses on the funds that accompany this Prospectus.

      After deduction of fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of -1.73%, 4.27% and 10.27%, respectively, and -1.43%, 4.57% and 10.57%, respectively, at current rates after the fifteenth policy year.

      The tables also reflect the deduction of the monthly administrative charge and the monthly cost of insurance charge for the hypothetical insured persons. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on the following pages. All the tables reflect the fact that no charges for federal or state income taxes are currently made against the investments made under a hypothetical policy and assume no policy loans or charges for supplemental benefits.

      The illustrations are based on our sex distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insureds' individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.


     For New York residents, the illustrations using current cost of insurance rates may differ after the end of Policy Year 15. Upon request, we will furnish illustrations reflecting current costs and charges for New York residents.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male     Issue Age: 56                                                Non-Smoker
Female   Issue Age: 53                                                Non-Smoker

                              $4,000 ANNUAL PREMIUM
                           $1.000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return              Gross Investment Return               Gross Investment Return
          Accumulated
 End of        at                   Net Cash                              Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender    Death        Policy     Surrender     Death
  Year      Per Year      Value       Value      Benefit        Value       Value     Benefit        Value       Value      Benefit
     1         13,650       9811           0     1000000         10467           0    1000000         11124           0     1000000
     2         27,983      21253        5940     1000000         23241        7928    1000000         25308        9996     1000000
     3         43,032      32372       17060     1000000         36432       21119    1000000         40818       25506     1000000
     4         58,833      43150       27838     1000000         50033       34721    1000000         57765       42453     1000000
     5         75,425      53571       38258     1000000         64043       48730    1000000         76278       60965     1000000
     6         92,846      63619       48307     1000000         78457       63145    1000000         96499       81187     1000000
     7        111,138      73275       57962     1000000         93270       77957    1000000        118585      103272     1000000
     8        130,345      82532       68751     1000000        108489       94707    1000000        142723      128941     1000000
     9        150,513      91365       79115     1000000        124101      111851    1000000        169102      156852     1000000
    10        171,688      99754       89035     1000000        140106      129387    1000000        197947      187228     1000000
    15        294,547     133991      130928     1000000        225597      222535    1000000        388767      385705     1000000
    20        451,350     159041      159041     1000000        328964      328964    1000000        709061      709061     1151760
    25        651,475     170633      170633     1000000        451805      451805    1000000       1229974     1229974     1749249
    30        906,890     153076      153076     1000000        594361      594361    1000000       2063708     2063708     2645839


(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly flat dollar administrative charge of $15.00 in year 1 and $5.00 thereafter, a monthly per $1,000 administrative charge of 0.15 per $1,000 of specified amount of insurance for the first policy year and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male     Issue Age: 56                                                Non-Smoker
Female   Issue Age: 53                                                Non-Smoker

                             $13,000 ANNUAL PREMIUM
                           $1.000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return              Gross Investment Return               Gross Investment Return
          Accumulated
 End of        at                   Net Cash                              Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender    Death        Policy     Surrender     Death
  Year      Per Year      Value       Value      Benefit        Value       Value     Benefit        Value       Value      Benefit
     1         13,650       9217           0     1000000          9853           0    1000000         10491           0     1000000
     2         27,983      20550        5237     1000000         22478        7165    1000000         24484        9171     1000000
     3         43,032      31562       16250     1000000         35513       20201    1000000         39782       24469     1000000
     4         58,833      42235       26922     1000000         48952       33640    1000000         56495       41183     1000000
     5         75,425      52545       37232     1000000         62785       47472    1000000         74743       59430     1000000
     6         92,846      62467       47155     1000000         76998       61685    1000000         94654       79342     1000000
     7        111,138      71972       56660     1000000         91572       76259    1000000        116369      101057     1000000
     8        130,345      81016       67235     1000000        106477       92696    1000000        140034      126253     1000000
     9        150,513      89548       77298     1000000        121672      109422    1000000        165804      153554     1000000
    10        171,688      97499       86780     1000000        137101      126382    1000000        193841      183122     1000000
    15        294,547     125142      122080     1000000        214775      211713    1000000        374990      371927     1000000
    20        451,350     118988      118988     1000000        281550      281550    1000000        653869      653869     1062109
    25        651,475      34935       34935     1000000        301065      301065    1000000       1068950     1068950     1520243
    30        906,890          0           0           0        183127      183127    1000000       1649034     1649034     2114194


(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly flat dollar administrative charge of $15.00 per month, a monthly per $1,000 administrative charge of $0.20 per $1,000 of specified amount per month for the first policy year and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male     Issue Age: 56                                                Non-Smoker
Female   Issue Age: 53                                                Non-Smoker

                              $4,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return              Gross Investment Return               Gross Investment Return
          Accumulated
 End of        at                   Net Cash                              Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender    Death        Policy     Surrender     Death
  Year      Per Year      Value       Value      Benefit        Value       Value     Benefit        Value       Value      Benefit
     1          4,200      2,909           0     300,000         3,108           0    300,000         3,306           0     300,000
     2          8,610      6,392       1,798     300,000         6,992       2,398    300,000         7,616       3,022     300,000
     3         13,241      9,777       5,183     300,000        11,004       6,410    300,000        12,329       7,735     300,000
     4         18,103     13,058       8,465     300,000        15,141      10,547    300,000        17,480      12,886     300,000
     5         23,208     16,232      11,638     300,000        19,403      14,809    300,000        23,107      18,513     300,000
     6         28,568     19,293      14,699     300,000        23,789      19,195    300,000        29,254      24,660     300,000
     7         34,196     22,236      17,642     300,000        28,297      23,704    300,000        35,969      31,375     300,000
     8         40,106     25,058      20,924     300,000        32,930      28,796    300,000        43,309      39,175     300,000
     9         46,312     27,753      24,078     300,000        37,685      34,010    300,000        51,333      47,658     300,000
    10         52,827     30,314      27,098     300,000        42,560      39,345    300,000        60,107      56,891     300,000
    15         90,630     40,800      39,881     300,000        68,637      67,718    300,000       118,188     117,269     300,000
    20        138,877     48,562      48,562     300,000       100,256     100,256    300,000       215,718     215,718     350,401
    25        200,454     52,292      52,292     300,000       137,930     137,930    300,000       374,222     374,222     532,213
    30        279,043     47,318      47,318     300,000       181,896     181,896    300,000       627,912     627,912     805,033


(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly flat dollar administrative charge of $15.00 in year 1 and $5.00 thereafter, a monthly per $1,000 administrative charge of 0.15 per $1,000 of specified amount of insurance for the first policy year and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male     Issue Age: 56                                                Non-Smoker
Female   Issue Age: 53                                                Non-Smoker

                              $4,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return              Gross Investment Return               Gross Investment Return
          Accumulated
 End of        at                   Net Cash                              Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender    Death        Policy     Surrender     Death
  Year      Per Year      Value       Value      Benefit        Value       Value     Benefit        Value       Value      Benefit
     1          4,200       2731           0      300000          2924           0     300000          3117           0      300000
     2          8,610       6098        1504      300000          6677        2083     300000          7280        2686      300000
     3         13,241       9369        4775      300000         10552        5959     300000         11832        7238      300000
     4         18,103      12538        7945      300000         14547        9954     300000         16805       12211      300000
     5         23,208      15600       11006      300000         18659       14065     300000         22233       17639      300000
     6         28,568      18545       13951      300000         22882       18289     300000         28156       23562      300000
     7         34,196      21366       16772      300000         27213       22619     300000         34615       30021      300000
     8         40,106      24049       19914      300000         31640       27506     300000         41652       37518      300000
     9         46,312      26578       22903      300000         36153       32478     300000         49315       45640      300000
    10         52,827      28934       25719      300000         40734       37518     300000         57650       54435      300000
    15         90,630      37082       36163      300000         63754       62835     300000        111467      110549      300000
    20        138,877      35080       35080      300000         83395       83395     300000        194214      194214      315470
    25        200,454       9655        9655      300000         88606       88606     300000        317543      317543      451605
    30        279,043          0           0           0         51852       51852     300000        489899      489899      628089


(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly flat dollar administrative charge of $15.00 per month, a monthly per $1,000 administrative charge of $0.20 per $1,000 of specified amount per month for the first policy year and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male     Issue Age: 61                                                Non-Smoker
Female   Issue Age: 57                                                Non-Smoker

                             $23,000 ANNUAL PREMIUM
                           $1,000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                 0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return               Gross Investment Return              Gross Investment Return
          Accumulated
 End of        at                   Net Cash                              Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender    Death        Policy     Surrender     Death
  Year      Per Year      Value       Value      Benefit        Value       Value     Benefit        Value       Value      Benefit
     1         24,150      18851        2698     1000000         20060        3907    1000000         21270        5118     1000000
     2         49,508      39065       22912     1000000         42722       26570    1000000         46526       30374     1000000
     3         76,133      58680       42527     1000000         66097       49944    1000000         74115       57963     1000000
     4        104,090      77659       61507     1000000         90170       74017    1000000        104236       88083     1000000
     5        133,444      95961       79808     1000000        114922       98769    1000000        137104      120952     1000000
     6        164,266     113594       97442     1000000        140387      124235    1000000        173019      156866     1000000
     7        196,630     130557      114404     1000000        166592      150440    1000000        212305      196152     1000000
     8        230,611     146801      132264     1000000        193524      178986    1000000        255284      240747     1000000
     9        266,292     162303      149381     1000000        221194      208272    1000000        302351      289429     1000000
    10        303,756     177042      165735     1000000        249624      238318    1000000        353959      342652     1000000
    15        521,122     239476      236246     1000000        405259      402029    1000000        700794      697564     1168004
    20        798,543     296025      296025     1000000        608476      608476    1000000       1279155     1279155     1856738
    25      1,152,609     337934      337934     1000000        866788      866788    1129401       2213766     2213766     2884477
    30      1,604,498     325867      325867     1000000       1171632     1171632    1410786       3681557     3681557     4433036

(1)   Assumes that no policy loans have been made.


(2) Current values reflect current cost of insurance rates, a monthly flat dollar administrative charge of $15.00 in year 1 and $5.00 thereafter, a monthly per $1,000 administrative charge of 0.15 per $1,000 of specified amount of insurance for the first policy year and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.


(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.

(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male     Issue Age: 61                                                Non-Smoker
Female   Issue Age: 57                                                Non-Smoker

                             $23,000 ANNUAL PREMIUM
                           $1,000,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                 0% Hypothetical                       6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return               Gross Investment Return               Gross Investment Return
          Accumulated
 End of        at                    Net Cash                             Net Cash                              Net Cash
 Policy   5% Interest     Policy     Surrender    Death         Policy    Surrender     Death        Policy    Surrender     Death
  Year      Per Year       Value       Value     Benefit        Value       Value      Benefit        Value      Value      Benefit
     1         24,150       18256        2104    1000000         19446        3294     1000000         20638       4485     1000000
     2         49,508       38362       22209    1000000         41959       25807     1000000         45701      29549     1000000
     3         76,133       57869       41717    1000000         65178       49025     1000000         73079      56926     1000000
     4        104,090       76743       60591    1000000         89088       72936     1000000        102965      86812     1000000
     5        133,444       94939       78786    1000000        113668       97515     1000000        135572     119420     1000000
     6        164,266      112398       96245    1000000        138883      122730     1000000        171129     154976     1000000
     7        196,630      129046      112893    1000000        164684      148532     1000000        209879     193727     1000000
     8        230,611      144794      130257    1000000        191013      176476     1000000        252097     237560     1000000
     9        266,292      159551      146629    1000000        217811      204889     1000000        298103     285181     1000000
    10        303,756      173206      161900    1000000        245007      233700     1000000        348264     336957     1000000
    15        521,122      220151      216921    1000000        384405      381174     1000000        679002     675771     1131682
    20        798,543      206898      206898    1000000        519085      519085     1000000       1172866    1172866     1702456
    25      1,152,609       60738       60738    1000000        634417      634417     1000000       1868390    1868390     2434461
    30      1,604,498           0           0          0        718655      718655     1000000       2814941    2814941     3389526


(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly flat dollar administrative charge of $15.00 per month, a monthly per $1,000 administrative charge of $0.20 per $1,000 of specified amount per month for the first policy year and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male     Issue Age: 61                                                Non-Smoker
Female   Issue Age: 57                                                Non-Smoker

                              $7,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                      USING CURRENT COST OF INSURANCE RATES

                                  0% Hypothetical                      6% Hypothetical                      12% Hypothetical
            Premiums         Gross Investment Return               Gross Investment Return              Gross Investment Return
          Accumulated
 End of        at                   Net Cash                              Net Cash                             Net Cash
 Policy   5% Interest     Policy    Surrender     Death        Policy     Surrender    Death        Policy     Surrender     Death
  Year      Per Year      Value       Value      Benefit        Value       Value     Benefit        Value       Value      Benefit
     1          7,350       5621         776      300000          5986        1140     300000          6350        1504      300000
     2         15,068      11735        6890      300000         12836        7991     300000         13981        9136      300000
     3         23,171      17669       12823      300000         19903       15057     300000         22318       17473      300000
     4         31,679      23411       18565      300000         27182       22336     300000         31421       26575      300000
     5         40,613      28949       24103      300000         34667       29821     300000         41355       36509      300000
     6         49,994      34286       29440      300000         42368       37523     300000         52211       47365      300000
     7         59,844      39421       34575      300000         50295       45449     300000         64086       59241      300000
     8         70,186      44340       39979      300000         58443       54081     300000         77080       72719      300000
     9         81,045      49036       45160      300000         66815       62939     300000         91311       87434      300000
    10         92,448      53503       50111      300000         75420       72028     300000        106916      103524      300000
    15        158,602      72456       71487      300000        122553      121584     300000        211794      210825      352994
    20        243,035      89680       89680      300000        184158      184158     300000        386637      386637      561217
    25        350,794     102529      102529      300000        262412      262412     341916        669177      669177      871920
    30        488,326      99302       99302      300000        354673      354673     427068       1112903     1112903     1340069

(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly flat dollar administrative charge of $15.00 in year 1 and $5.00 thereafter, a monthly per $1,000 administrative charge of 0.15 per $1,000 of specified amount of insurance for the first policy year and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

Illustration of Policy Values
Penn Mutual Life Insurance Company

Male     Issue Age: 61                                                Non-Smoker
Female   Issue Age: 57                                                Non-Smoker

                              $7,000 ANNUAL PREMIUM
                            $300,000 SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                   0% Hypothetical                       6% Hypothetical                    12% Hypothetical
            Premiums          Gross Investment Return               Gross Investment Return              Gross Investment Return
          Accumulated
 End of        at                    Net Cash                             Net Cash                              Net Cash
 Policy   5% Interest     Policy     Surrender    Death         Policy    Surrender     Death        Policy    Surrender     Death
  Year      Per Year       Value       Value     Benefit        Value       Value      Benefit        Value      Value      Benefit
     1          7,350        5443         597     300000          5801         956      300000          6160       1315      300000
     2         15,068       11441        6596     300000         12521        7676      300000         13645       8800      300000
     3         23,171       17261       12415     300000         19452       14606      300000         21821      16975      300000
     4         31,679       22891       18045     300000         26588       21742      300000         30745      25900      300000
     5         40,613       28318       23472     300000         33923       29078      300000         40482      35636      300000
     6         49,994       33524       28678     300000         41448       36602      300000         51098      46252      300000
     7         59,844       38487       33642     300000         49146       44300      300000         62667      57821      300000
     8         70,186       43181       38820     300000         57000       52639      300000         75270      70909      300000
     9         81,045       47578       43701     300000         64993       61116      300000         89003      85126      300000
    10         92,448       51644       48252     300000         73103       69711      300000        103973     100581      300000
    15        158,602       65573       64604     300000        114624      113655      300000        202670     201701      337787
    20        243,035       61408       61408     300000        154565      154565      300000        350100     350100      508182
    25        350,794       17242       17242     300000        188240      188240      300000        557728     557728      726705
    30        488,326           0           0          0        210969      210969      300000        840293     840293     1011813


(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly flat dollar administrative charge of $15.00 per month, a monthly per $1,000 administrative charge of $0.20 per $1,000 of specified amount per month for the first policy year and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

ADDITIONAL INFORMATION

      This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

      Contents of this Section                                                                                     Page
      ------------------------                                                                                     ----
      The Penn Mutual Life Insurance Company.........................................................................30
      Penn Mutual Variable Life Account I............................................................................30
      The Funds......................................................................................................31
      More Information About Policy Values...........................................................................34
      Federal Income Tax Considerations..............................................................................36
      Sale of Policies...............................................................................................39
      Penn Mutual Trustee and Officers...............................................................................40
      State Regulation...............................................................................................41
      Additional Information.........................................................................................41
      Independent Auditors...........................................................................................42
      Experts........................................................................................................42
      Litigation.....................................................................................................42
      Legal Matters..................................................................................................42
      Financial Statements...........................................................................................42
      Appendix A - Minimum Initial Annual Premiums..................................................................A-1
      Appendix B....................................................................................................B-1
      - Administrative Surrender Charges per $1,000 of Initial Specified Amount
      - Sample Surrender Charge Premiums for $1,000,000 Specified Amount
      Appendix C - Policies Issued to New York residents ...........................................................C-1
      Appendix D - Illustrative Net Single Premium Factors..........................................................D-1

The Penn Mutual Life Insurance Company

      Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Penn Mutual Variable Life Account I

      We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

      Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in investment funds. They are allocated in accordance with instructions from Policy owners

      Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

      If investment in a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

Voting Shares of the Funds

      We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

      To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

      We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

The Funds

      Penn Series Funds, Inc., Neuberger Berman Advisors Management Trust, Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

      The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

      Penn Series -- Money Market Fund -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

      Penn Series -- Limited Maturity Bond Fund -- the highest current income consistent with low risk to principal and liquidity; a secondary objective -- enhance total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

      Penn Series -- Quality Bond Fund -- highest income over the long term consistent with the preservation of principal.

      Penn Series -- High Yield Bond Fund -- high current income.

      Penn Series -- Flexibly Managed Fund -- maximize total return (capital appreciation and income).

      Penn Series -- Growth and Income Fund -- total return through a combination of current income and capital appreciation.

      Penn Series -- Growth Equity Fund -- long-term growth of capital and increase of future income.

      Penn Series -- Large Cap Value Fund -- maximize total return (capital appreciation and income).

      Penn Series -- Index 500 Fund -- total return of (income and capital appreciation) which corresponds to that of the Standard & Poor's Composite Index of 500 stocks.

      Penn Series -- Mid Cap Growth Fund -- maximize capital appreciation.

      Penn Series -- Mid Cap Value Fund -- growth of capital.

      Penn Series-- Emerging Growth Fund-- capital appreciation.

      Penn Series -- Small Cap Value Fund -- capital appreciation.

      Penn Series-- International Equity Fund-- capital appreciation.

      Neuberger Berman -- Balanced Portfolio -- long-term capital growth and reasonable current income without undue risk to principal.

      Fidelity Investments' VIP Fund -- Equity-Income Portfolio -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

      Fidelity Investments' VIP Fund -- Growth Portfolio -- capital appreciation.

      Fidelity Investments' VIP Fund II -- Asset Manager Portfolio -- high total return with reduced risk over the long-term.

      Morgan Stanley Dean Witter Universal Funds, Inc. -- Emerging Markets Equity (International) Portfolio -- long term capital appreciation.

The Managers

      Independence Capital Management, Inc. ("Independence Capital Management"), a subsidiary of Penn Mutual, of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

      T. Rowe Price Associates, Inc., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

      Putnam Investment Management, Inc. of Boston, Massachusetts, is the investment sub-adviser to the Penn Series Large Cap Value Fund.

      Wells Capital Management Incorporated of Minneapolis, Minnesota, is the sub-adviser to the Penn Series Index 500 Fund.

      Turner Investment Partners, Inc. of Berwyn, Pennsylvania, is the investment sub-adviser to the Penn Series Mid Cap Growth Fund.

      Neuberger Berman Management Incorporated, of New York, New York, is the investment sub-adviser to Penn Series Mid Cap Value Fund as well as the investment adviser to the series of Advisers Managers Trust underlying the Neuberger Berman Balanced Portfolio.

      RS Investment Management, Inc. (formerly Robertson Stephens Investment Management, Inc.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

      Royce & Associates, Inc., of New York, New York, is investment sub-adviser to the Penn Series Small Cap Value Fund.

      Vontobel USA Inc., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

      Fidelity Management & Research Corporation ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

      Morgan Stanley Dean Witter Investment Management Inc. ("Morgan Stanley Dean Witter"), of New York, New York, is the investment adviser to Morgan Stanley Universal Funds' Emerging Markets Equity (International) Portfolio.

      Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

      We have entered into agreements with Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter governing the Separate Account's investment in those Funds. The advisers to Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

      The shares of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley Dean Witter currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series and Morgan Stanley Dean Witter, respectively, and the Boards of Trustees of Neuberger Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policyowners and variable life Policyowners (and also qualified pension and retirement plans with respect to Neuberger Berman) arises.

      Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger Berman, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter, respectively; or (4) differences between voting instructions given by variable annuity Policyowners and those given by variable life Policyowners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policyowners. This could include discontinuance of investment in a Fund.

More Information About Policy Values

      On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction. On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

Variable Account Values

      When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

      The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

Accumulation Unit Values

      An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

Net Investment Factor

      The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

Fixed Account Value

      On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders taken from the fixed account (including the partial surrender charges), and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the special loan account.

Net Policy Value

      The net policy value on a valuation date is the policy value less the amount of any policy loan on that date.

Cash Surrender Value

      The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value.

Net Cash Surrender Value

      The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available for partial surrenders. It is the amount received upon a full surrender of the Policy.

Federal Income Tax Considerations

      The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

Tax Status of the Policy

      To qualify as a life insurance contract for federal income tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the
Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

      If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

      Section 817(h) of the Code requires that the investments of each Subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

      The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

      The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

      We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code.

Modified Endowment Contracts

      The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

      Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

      All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determining the amount includable in the gross income under Section 72(e) of the Code.

      The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts

      Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts

      Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

      Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

      Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

Policy Loan Interest

      Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

      Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Taxation of Policy Split

      The Policy Split Option Rider which we offer permits a Policy to be split into two other life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A Policy split could have adverse tax consequence. For example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1031 through 1043 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a Policy split.

Other Tax Considerations

      The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

      The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

Sale of the Policies

      Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through other insurance and securities brokers. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to [50%] of first year premiums, [2%] on premiums paid during the second through fifteenth policy years, and [1.2%] on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to [0.25%] of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

Penn Mutual Trustees and Officers

      Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.

Board of Trustees

                               Position with
NAME AND ADDRESS               Penn Mutual               Principal Occupation During Past Five years
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Chappell             Chairman of the Board     Chairman of the Board and Chief Executive Officer (since December
The Penn Mutual Life           and Chief Executive       1996), President and Chief Executive Officer (April 1995-December
Insurance Company              Officer                   1996), President and Chief Operating Officer, (January 1994 to April
Philadelphia, PA 19172                                   1995), The Penn Mutual Life Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Toran                President, Chief          President and Chief Operating Officer (since January 1997), Executive
The Penn Mutual Life           Operating Officer         Vice President, (May 1996-January 1997), The Penn Mutual Life
Insurance Company              and Trustee               Insurance Company; Executive Vice President, The New England Mutual
Philadelphia, PA 19172                                   Life Insurance Company (prior thereto).
------------------------------------------------------------------------------------------------------------------------------------
Julia Chang Bloch              Trustee                   Visiting Professor, Institute of International Relations in Beijing, China,
1743 22nd Street, NW                                     and distinguished adviser, American Studies Center (April 1998 to
Washington, DC 20008                                     present); President, US-Japan Foundation (July 1996 to March 1998);
                                                         Group Executive Vice President, Bank America NT & SA (June 1993 to
                                                         June 1996).
------------------------------------------------------------------------------------------------------------------------------------
James A. Hagen                 Trustee                   Retired (since May 1996), Chairman of the Board, Conrail, Inc. (prior
2040 Montrose Lane                                       thereto).
Wilmington, NC 28405
------------------------------------------------------------------------------------------------------------------------------------
Philip E. Lippincott           Trustee                   Retired (since April 1994), Chairman and Chief Executive Officer, Scott
4301 Bayberry Drive                                      Paper Company (prior thereto).
Avalon, NJ 08202
------------------------------------------------------------------------------------------------------------------------------------
John F. McCaughan              Trustee                   Retired Chairman (since 1996), Chairman of the Board (prior thereto),
921 Pebble Hill Road                                     Betz Laboratories, Inc.
Doylestown, PA  18901
------------------------------------------------------------------------------------------------------------------------------------
Alan B. Miller                 Trustee                   Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
------------------------------------------------------------------------------------------------------------------------------------
Edmond F. Notebaert            Trustee                   President and Chief Executive Officer, The Children's Hospital of
34th and Civic Center Blvd.                              Philadelphia (since 1987).
Philadelphia, PA 19104
------------------------------------------------------------------------------------------------------------------------------------
Robert H. Rock                 Trustee                   President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th Floor
Philadelphia, PA 19103
------------------------------------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.           Trustee                   Co-Chairman of the Board (since 2000), President and Chief Executive
1801 Market Street                                       Officer, Janney Montgomery Scott LLC (a securities broker/dealer and
Philadelphia, PA 19103                                   subsidiary of The Penn Mutual Life Insurance Company).
------------------------------------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr., Esq.  Trustee                   Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
------------------------------------------------------------------------------------------------------------------------------------

      The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

Senior Officers

Name                       Principal Occupation During Past Five years
------------------------------------------------------------------------------------------------------------------------------------
John M. Albanese           Senior Vice President, Customer Service and Information Systems (since June 1997), Vice President,
The Penn Mutual Life       Information Systems Application (prior thereto), The Penn Mutual Life Insurance Company.
Insurance Company
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Michael A. Biondolillo     Senior Vice President, Human Resources (since June 1997); Corporate Vice President and General
The Penn Mutual Life       Manager, Human Resources and Quality MG Industries, America (prior thereto).
Insurance Company
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Nancy S. Brodie            Executive Vice President and Chief Financial Officer (since December 1995), Senior Vice President and
The Penn Mutual Life       Chief Financial Officer (prior thereto).  The Penn Mutual Life Insurance Company .
Insurance Company
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Bill D. Fife               Senior Vice President, Independence Financial Network (since January 2000), Regional Vice President,
                           Independence Financial Network (since 1997), The Penn Mutual Life Insurance Company; Vice President
                           of Agencies (since 1994), General Manager, Western and Northwest Regions (prior thereto), Aetna Life
                           & Casualty.
------------------------------------------------------------------------------------------------------------------------------------
Larry L. Mast              Executive Vice President, The Penn Mutual Life Insurance Company (May 1997 to present).  Formerly
The Penn Mutual Life       Senior Vice President, Lafayette Life Insurance Company (September 1994 to May 1997); Vice President,
Insurance Company          Security Benefit Insurance Company (May 1993 to September 1994); Vice President, Home Life Insurance
Philadelphia, PA 19172     Company (July 1990 to May 1993); Agency Manager, The Equitable Life Insurance Company (August
                           1978 to July 1990).
------------------------------------------------------------------------------------------------------------------------------------
Nina M. Mulrooney          General Auditor (since November 1991), Vice President, Market Conduct (since December 1997),
The Penn Mutual Life       Assistant Vice President, Corporate Accounting and Control (prior thereto), The Penn Mutual Life
Insurance Company          Insurance Company.
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Peter M. Sherman           Executive Vice President (since December 1998), Chief Investment Officer (since May 1996), Senior Vice
The Penn Mutual Life       President (May 1996 to December 1996), Vice President, Investments (January 1996 to April 1996), Vice
Insurance Company          President, Fixed Income Portfolio Management (prior thereto), The Penn Mutual Life Insurance Company;
Philadelphia, PA 19172     President, Independence Capital Management, Inc. (an investment advisory organization and subsidiary of Penn Mutual).
------------------------------------------------------------------------------------------------------------------------------------

State Regulation

      Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

      We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

      A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

Independent Auditors

      Ernst & Young LLP serves as independent auditors of The Penn Mutual Life Insurance Company and Penn Mutual Variable Life Account I. Their offices are located at 2001 Market Street, Suite 4000, Philadelphia, PA

Experts

      Actuarial matters included in this prospectus have been examined by Edward
S. Attarian, FSA, MAAA, Actuary of Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

Litigation

      No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

Legal Matters

      Morgan, Lewis & Bockius, LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

Financial Statements

      The financial statements of the Separate Account and Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the Policies.

                        REPORT OF INDEPENDENT ACCOUNTANT
                AND FINANCIAL STATEMENTS TO BE FILED BY AMENDMENT

APPENDIX A

                         Minimum Initial Annual Premiums

      The following table shows for Insureds of varying ages, the minimum initial annual premium for a Policy with a Basic death benefit of $1,000,000. The table assumes the Insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.

      Age of Male               Age of Female             Minimum Initial Annual
                                                                  Premium
--------------------------------------------------------------------------------
           35                        35                            $2,802
--------------------------------------------------------------------------------
           40                        45                            $3,224
--------------------------------------------------------------------------------
           45                        45                            $3,296
--------------------------------------------------------------------------------
           50                        45                            $3,376
--------------------------------------------------------------------------------
           55                        45                            $3,462
--------------------------------------------------------------------------------
           55                        55                            $4,248
--------------------------------------------------------------------------------
           60                        58                            $4,687
--------------------------------------------------------------------------------
           65                        70                            $7,146
--------------------------------------------------------------------------------
           70                        62                            $6,391
--------------------------------------------------------------------------------

APPENDIX B

      Administrative Surrender Charges per $1,000 of Initial Specified Amount

         Attained Age of Younger                  Charge Per Each $1,000 of
          Insured on Policy Date                  Initial Specified Amount
         ------------------------------------------------------------------
                  20-29                                      $6.00
         ------------------------------------------------------------------
                  30-39                                      $8.00
         ------------------------------------------------------------------
                  40-49                                     $10.00
         ------------------------------------------------------------------
                  50-59                                     $12.00
         ------------------------------------------------------------------
                 60-over                                    $14.00
         ------------------------------------------------------------------

        Sample Surrender Charge Premiums for $1,000,000 Specified Amount
                          (NS = Nonsmoker; S = Smoker)

   Age of      Smoking       Age of         Smoking          Maximum Surrender
    Male        Status       Female         Status            Charge Premium
--------------------------------------------------------------------------------
     50           NS           45             NS                   $9,254
--------------------------------------------------------------------------------
     65           NS           65             NS                  $29,399
--------------------------------------------------------------------------------
     55           S            55              S                  $16,280
--------------------------------------------------------------------------------
     55           S            45             NS                  $10,392
--------------------------------------------------------------------------------
     45           NS           45              S                   $9,040
--------------------------------------------------------------------------------
     35           NS           35             NS                   $5,364
--------------------------------------------------------------------------------
     70           NS           62              S                  $25,370
--------------------------------------------------------------------------------
     40           S            45              S                   $9,044
--------------------------------------------------------------------------------
     65           S            70             NS                  $31,204
--------------------------------------------------------------------------------
     60           NS           58             NS                  $16,885
--------------------------------------------------------------------------------

APPENDIX C

                      Policies Issued to New York Residents

                                 Premium Charge

            Policy Year                      % of Premium Charge
              1 - 15                                7.5%
                16+                                 5.5%

                        Mortality and Expense Risk Charge

          Policy Years 1 - 15               --           0.90%
          Policy Years 16+                  --           0.60%

                                Surrender Charge

      For Policies issued to New York residents, the surrender charge declines during the 6th through the 14th policy years so that no surrender charge is deductible during the 15th and later policy years. The surrender factors used to calculate the surrender charge for such Policies are as follows:

                                             Surrender Factor
         Surrender During                   Applied to (c) in
           Policy Year                       Formula on Page
         ----------------------------------------------------
         1st through 5th                           1.00
         ----------------------------------------------------
               6th                                  .90
         ----------------------------------------------------
               7th                                  .80
         ----------------------------------------------------
               8th                                  .70
         ----------------------------------------------------
               9th                                  .60
         ----------------------------------------------------
               10th                                 .50
         ----------------------------------------------------
               11th                                 .40
         ----------------------------------------------------
               12th                                 .30
         ----------------------------------------------------
               13th                                 .20
         ----------------------------------------------------
               14th                                 .10
         ----------------------------------------------------
               15th                                  0
         ----------------------------------------------------

APPENDIX D

                     Illustrative Net Single Premium Factors

      For a Policy Issued to a Male Nonsmoker, age 65, standard underwriting class and Female, Nonsmoker, age 65, standard underwriting class.


         65                2.2464                 83                  1.2787
--------------------------------------------------------------------------------
         66                2.1200                 84                  1.2557
--------------------------------------------------------------------------------
         67                2.0406                 85                  1.2348
--------------------------------------------------------------------------------
         68                1.9656                 86                  1.2159
--------------------------------------------------------------------------------
         69                1.8949                 87                  1.1987
--------------------------------------------------------------------------------
         70                1.8283                 88                  1.1831
--------------------------------------------------------------------------------
         71                1.7657                 89                  1.1686
--------------------------------------------------------------------------------
         72                1.7068                 90                  1.1550
--------------------------------------------------------------------------------
         73                1.6517                 91                  1.1421
--------------------------------------------------------------------------------
         74                1.6002                 92                  1.1295
--------------------------------------------------------------------------------
         75                1.5523                 93                  1.1171
--------------------------------------------------------------------------------
         76                1.5080                 94                  1.1044
--------------------------------------------------------------------------------
         77                1.4670                 95                  1.0913
--------------------------------------------------------------------------------
         78                1.4290                 96                  1.0778
--------------------------------------------------------------------------------
         79                1.3940                 97                  1.0643
--------------------------------------------------------------------------------
         80                1.3615                 98                  1.0520
--------------------------------------------------------------------------------
         81                1.3316                 99                  1.0321
--------------------------------------------------------------------------------
         82                1.3040
--------------------------------------------------------------------------------

                                     PART II

                           UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

        UNDERTAKING PURSUANT TO RULE 484 UNDER THE SECURITIES ACT OF 1933

      Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) on the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed on September 30, 1998 (File No. 33-62811).

      Pennsylvania law (15 Pa. C.S.A. ss.ss.1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

      Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

      Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940

      Registrant represents that the fees and charges debuted under the Last Survivor Flexible Premium Adjustable Variable Life Insurance Policies contained in this Post Effective Amendment, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:


      The facing sheet.
      The prospectus and its appendices consisting of 47 pages.
      Undertaking to file reports.
      Rule 484 Undertaking.
      Section 26(e)(2)(A) Representation.
      The signatures.

The following exhibits:

1. Copies of all exhibits which would be required by paragraph A of the instructions as to exhibits in Form N-8B-2 if a Registration Statement on that Form were currently being filed.

            A(1)  (a)   Resolution of the Board of Trustees of The Penn Mutual
                        Life Insurance Company establishing the Penn Mutual
                        Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(a) to Post Effective Amendment
                        No. 6 to Registrant's Registration Statement on Form S-6
                        (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                        0000950116-99-000867) on April 30, 1999.

                  (b) Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I. Incorporated herein by reference to Exhibit A(1)(b) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

            A(2)        Not Applicable.

            A(3) (a)(1) Distribution Agreement between The Penn Mutual Life
                        Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange

                        Commission via EDGAR (Accession No.
                        0000950116-99-000867) on April 30, 1999.


                 (a)(2) Form of Sales Support Agreement between The Penn Mutual
                        Life Insurance Company and Hornor, Townsend & Kent, Inc. Incorporated herein by reference to Exhibit A(3)(a)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                        1999.


                 (b)(1) Form of Agent's Agreement relating to broker-dealer supervision. Incorporated herein by reference to Exhibit 3(c) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                 (b)(2) Form of Broker-Dealer Selling Agreement (for
                        broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to Exhibit 3(d) to the Pre-Effective Amendment to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

                 (b)(3) Form of Broker-Dealer Selling Agreement (for
                        broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws) and companion Form of Corporate Insurance Agent Selling Agreement. Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27,
                        1999.


                 (c) Schedule of Sales Commissions. Incorporated herin by reference to Exhibit A(3)(c) to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.


            A(4)        Not Applicable.

            A(5) (a)(1) Specimen Last Survivor Flexible Premium Adjustable
                        Variable Life Insurance Policy (Sex Distinct). Incorporated herein by reference to Exhibit A(5)(a)(1) to Post Effective Amendment No. 6 to Registrant's

                        Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                        1999.


                 (a)(2) Specimen Last Survivor Flexible Premium Adjustable
                        Variable Life Insurance Policy (Unisex). Incorporated herein by reference to Exhibit A(5)(a)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.


                 (a)(3) Specimen Last Survivor Flexible Premium Adjustable
                        Variable Life Insurance Policy (New York). Incorporated herein by reference to Exhibit A(5)(a)(3) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                 (b)(1) Flexible Period Single Life Supplemental Term Insurance
                        Agreement (Sex Distinct). Incorporated herein by reference to Exhibit A(5)(b)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                 (b)(2) Flexible Period Single Life Supplemental Term Insurance
                        Agreement (Unisex). Incorporated herein by reference to Exhibit A(5)(b)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                 (c)(1) Policy Split Option Agreement. Incorporated herein by reference to Exhibit A(5)(c)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                 (c)(2) Policy Split Option Agreement (New York). Incorporated
                        herein by reference to Exhibit A(5)(c)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                  (d) Estate Growth Benefit Agreement. Incorporated herein by reference to Exhibit A(5)(d) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                 (e)(1) Supplemental Exchange Agreement. Incorporated herein by reference to Exhibit A(5)(e)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the

                        Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                 (e)(2) Supplemental Exchange Agreement (New York).
                        Incorporated herein by reference to Exhibit A(5)(e)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                        1999.

                 (f)(1) Supplemental Term Insurance Agreement (Sex Distinct).
                        Incorporated herein by reference to Exhibit A(5)(f)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                        1999.

                 (f)(2) Supplemental Term Insurance Agreement (Unisex).
                        Incorporated herein by reference to Exhibit A(5)(f)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                        1999.

                 (g)(1) Guaranteed Continuation of Policy Agreement (Sex
                        Distinct). Incorporated herein by reference to Exhibit A(5)(g)(1) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

                 (g)(2) Guaranteed Continuation of Policy Agreement (Unisex).
                        Incorporated herein by reference to Exhibit A(5)(g)(2) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                        1999.

                 (h)(1) Extended Maturity Agreement (Sex Distinct). To be filed by Amendment.

                 (h)(2) Extended Maturity Agreement (Unisex). To be filed by
                        Amendment.

                  (i) Return of Supplement Term Insurance Agreement. To be filed by Amendment.

                 (j)(1) Estate Preservation Agreement (Sex Distinct). To be
                        filed by Amendment.

                 (j)(2) Estate Preservation Agreement (Unisex). To be filed by
                        Amendment.


            A(6)  (a)   Charter of The Penn Mutual Life Insurance Company.
                        Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 of Penn Mutual
                        Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via
                        EDGAR (Accession No. 0001036050-98-001504) on September
                        3, 1998.

                  (b) By-Laws of The Penn Mutual Life Insurance Company. Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504)on September 3, 1998.

            A(7)        Not Applicable.

            A(8)  (a)   Form of Sales Agreement between The Penn Mutual Life
                        Insurance Company and Penn Series Funds, Inc.
                        Incorporated herein by reference to Exhibit A(8)(a) to Post Effective Amendment No. 6 to Registrant's
                        Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via
                        EDGAR (Accession No. 0000950116-99-000867) on April 30,
                        1999.


                 (b)(1) Form of Sales Agreement between The Penn Mutual Life
                        Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to
                        Exhibit 8(b)(1) to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002471) on April 29, 1996.


                 (b)(2) Assignment and Modification Agreement between Neuberger
                        & Berman Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company. Incorporated herein by reference to
                        Exhibit 8(b)(2) to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002471) on April 29, 1996.

                 (b)(3) Amendment to Agreement between The Penn Mutual Life
                        Insurance Company and Neuberger & Berman Advisers Management Trust. Incorporated herein by reference to Exhibit A(8)(b)(3) to Post Effective Amendment No. 5 to the Registration Statement on Form S-6 for Penn Mutual Variable Life Account I (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

                  (c) Form of Fund Participation Agreement between The Penn Mutual Life Insurance Company, TCI Portfolios, Inc. (renamed American Century Variable Portfolios, Inc. effective May 1, 1997) and Investors Research Company (renamed American Century Investment Management, Inc). Incorporated herein by reference to Exhibit 8(a) to the Registration Statement of Penn Mutual Variable Annuity Account III (File No. 333-62811) on Form N-4 as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3,
                        1998.


                  (d) Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation. Incorporated herein by reference to Exhibit 8(d) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                  (e) Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit 8(e) to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

                  (f) Participation Agreement between The Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc. Incorporated herein by reference to Exhibit 8(f) to Post Effective Amendment No. 22 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001021408-97-000161) on April 29, 1997.

            A(9)        Not applicable.

            A(10) (a)   Application form for Last Survivor Flexible Premium
                        Adjustable Variable Life Insurance. Incorporated herein by reference to Exhibit A(10)(a) to Post Effective
                        Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession
                        No. 0000950116-99-000867) on April 30, 1999.


                  (b) Supplemental application form for Last Survivor Flexible Premium Adjustable Variable Life Insurance. Incorporated herein by reference to

                        Exhibit A(10)(b) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No.
                        0000950116-99-000867) on April 30, 1999.


            A(11) Memorandum describing issuance, transfer and redemption procedures. Incorporated herein by reference to Exhibit A(11) to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30,
                        1999.

2. Opinion and consent of C. Ronald Rubley, Esq., Associate General Counsel, The Penn Mutual Life Insurance, dated April 11, 1995, as to the legality of the securities being registered. Incorporated herein by reference to
      Exhibit 2 to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

3. Opinion and Consent of Edward S. Attarian, FSA, MAAA, Actuary, The Penn Mutual Life Insurance Company, dated April 23, 1999, as to actuarial matters pertaining to the securities being registered. Incorporated herein by reference to Exhibit 3 to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

4.    (a)   Consent of Ernst & Young, LLP. To be filed by Amendment.

      (b)   Consent of Morgan, Lewis & Bockius LLP. To be filed by Amendment.

5.    (a)   Powers of Attorney of Robert E. Chapell, James A. Hagen, Phillip E.
            Lippincott, John F. McCaughan, Alan B. Miller, Daniel J. Toran,
            Norman T. Wilde, Jr., Wesley S. Williams, Jr. and Nancy S. Brodie.
            Incorporated herein by reference to Post Effective Amendment No. 2 to Registrant's Registration Statement on Form S-6 (File No.
            33-87276), of Penn Mutual Variable Life Account I as filed with the
            Securities and Exchange Commission via EDGAR (Accession No.
            0000950109-97-003355) on April 30, 1997.

      (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock. Incorporated herein by reference to Post Effective Amendment No. 4 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-000671) on April 23, 1998.

      (c) Power of Attorney of Julia Chang Bloch. Incorporated herein by reference to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000329) on March 1, 1999.

                                   SIGNATURES


      On its behalf and on behalf of Penn Mutual Variable Life Account I, Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the The Penn Mutual Life Insurance Company certifies that it has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Horsham and the Commonwealth of Pennsylvania, on the 28th day of February, 2000.

[SEAL] The Penn Mutual Life Insurance Company on its behalf and on behalf of Penn Mutual Variable Life Account I

Attest: /s/ Laura M. Ritzko                    By: /s/ Robert E. Chappell
        ---------------------                      -----------------------------
        Laura M. Ritzko                        Robert E. Chappell
                                               Chairman of the Board of Trustees
                                               And Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of February, 2000.

Signature                                            Title
---------                                            -----


 /s/ Robert E. Chappell                        Chairman of the Board of Trustees
------------------------------------                 and Chief Executive Officer
    Robert E. Chappell


 /s/ Nancy S. Brodie                           Executive Vice President
------------------------------------                 and Chief Financial Officer
     Nancy S. Brodie


*JULIA CHANG BLOCH                                   Trustee

*JAMES A. HAGEN                                      Trustee

*PHILIP E. LIPPINCOTT                                Trustee

*JOHN F. McCAUGHAN                                   Trustee

*ALAN B. MILLER                                      Trustee

*EDMOND F. NOTEBAERT                                 Trustee

*ROBERT H. ROCK                                      Trustee

*DANIEL J. TORAN                                     Trustee

*NORMAN T. WILDE, JR.                                Trustee

*WESLEY S. WILLIAMS, JR.                             Trustee


*By  /s/ Robert E. Chappell
     ------------------------------------
     Robert E. Chappell, attorney-in-fact



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                                  Exhibit Index


A(1)a Resolution of the Board of Trustees of The Penn Mutual Life Insurance Company establishing the Penn Mutual Variable Life Account I.(1)

A(1)b Resolution of the Executive Committee of the Board of Trustees of The Penn Mutual Life Insurance Company relating to investments held in Penn Mutual Variable Life Account I.(1)

A(3)(a)(1)  Distribution Agreement between the Penn Mutual Life Insurance
            Company and Hornor, Townsend & Kent, Inc.(1)

A(3)(a)(2)  Form of Sales Support Agreement between The Penn Mutual Life
            Insurance Company and Hornor, Townsend & Kent, Inc.(1)

A(3)(b)(1)  Form of Agent's Agreement relating to broker-dealer supervision.(2)

A(3)(b)(2)  Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws).(3)

A(3)(b)(3)  Form of Broker-Dealer Selling Agreement (for broker-dealers with affiliated corporations licensed to sell variable annuity contracts and/or variable life insurance policies under state insurance laws).(4)

A(3)(c)     Schedule of Sales Commissions.(1)

A(5)(a)(1)  Specimen Last Survivor Flexible Premium Adjustable Variable Life
            Insurance Policy (Sex Distinct).(1)

A(5)(a)(2)  Specimen Last Survivor Flexible Premium Adjustable Variable Life
            Insurance Policy (Unisex).(1)

A(5)(a)(3)  Specimen Last Survivor Flexible Premium Adjustable Variable Life
            Insurance Policy (New York).(1)

A(5)(b)(1)  Flexible Period Single Life Supplemental Term Insurance Agreement
            (Sex Distinct).(1)

A(5)(b)(2)  Flexible Period Single Life Supplemental Term Insurance Agreement
            (Unisex).(1)

A(5)(c)(1)  Policy Split Option Agreement.(1)

A(5)(c)(2)  Policy Split Option Agreement (New York).(1)

A(5)(d)     Estate Growth Benefit Agreement.(1)

A(5)(e)(1)  Supplemental Exchange Agreement.(1)

A(5)(e)(2)  Supplemental Exchange Agreement (New York).(1)


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A(5)(f)(1)  Supplemental Term Insurance Agreement (Sex Distinct).(1)

A(5)(f)(2)  Supplemental Term Insurance Agreement (Unisex).(1)

A(5)(g)(1)  Guaranteed Continuation of Policy Agreement (Sex Distinct).(1)

A(5)(g)(2)  Guaranteed Continuation of Policy Agreement (Unisex).(1)

A(5)(h)(1)  Extended Maturity Agreement (Sex Distinct). To be filed by
            Amendment.

A(5)(h)(2)  Extended Maturity Agreement (Unisex). To be filed by Amendment.

A(5)(i)     Return of Supplement Term Insurance Agreement. To be filed by
            Amendment.

A(5)(j)(1)  Estate Preservation Agreement (Sex Distinct). To be filed by
            Amendment.

A(5)(j)(2)  Estate Preservation Agreement (Unisex). To be filed by Amendment.

A(6)(a)     Charter of the Penn Mutual Life Insurance Company.(2)

A(6)(b)     By-Laws of the Penn Mutual Life Insurance Company.(2)

A(8)(a) Form of Sales Agreement between The Penn Mutual Life Insurance Company and Penn Series Funds, Inc.(1)

A(8)(b)(1)  Form of Sales Agreement between the Penn Mutual Life Insurance
            Company and Neuberger & Berman Advisers Management Trust.(5)

A(8)(b)(2)  Assignment and Modification Agreement between Neuberger & Berman
            Management Incorporated, Neuberger & Berman Advisers Management Trust and The Penn Mutual Life Insurance Company.(5)

A(8)(b)(3)  Amendment to Agreement between The Penn Mutual Life Insurance
            Company and Neuberger & Berman Advisers Management Trust.(6)

A(8)(c) Form of Fund Participation Agreement between the Penn Mutual Life Insurance Company, TCI Portfolios, Inc. (renamed American Century Variable Portfolios, Inc. effective May 1, 1997) and Investors Research Company (renamed American Century Management, Inc).(2)

A(8)(d) Form of Participation Agreement between the Penn Mutual Life Insurance Company, Variable Insurance Products Fund and Fidelity Distributors Corporation.(2)

A(8)(e) Form of Participation Agreement between The Penn Mutual Life Insurance Company and Variable Insurance Products Fund II.(2)

A(8)(f) Participation Agreement between the Penn Mutual Life Insurance Company and Morgan Stanley Universal Funds, Inc.(7)

A(10)(a) Application form for Last Survivor Flexible Premium Adjustable Variable Life Insurance.(1)

A(10)(b) Supplemental application form for Last Survivor Flexible Premium Adjustable Variable Life Insurance.(1)

A(11) Memorandum describing issuance, transfer and redemption procedures.(1)

2 Opinion and consent of C. Ronald Rubley, Esq., Associate General Counsel, The Penn Mutual Life Insurance Company, dated April 11, 1995, as to the legality of the securities being registered.(1)

3 Opinion and Consent of Edward S. Attarian, FSA, MAAA, Actuary, The Penn Mutual Life Insurance Company, dated April 23, 1999, as to actuarial matters pertaining to the securities being registered.(1)

4(a)        Consent of Ernst & Young, LLP. to be filed by Amendment.

4(b)        Consent of Morgan, Lewis & Bockius LLP. To be filed by Amendment.

5(a)        Powers of Attorney of Robert E. Chapell, James A. Hagen, Phillip E.
            Lippincott, John F. McCaughan, Alan B. Miller, Daniel J. Toran, Norman T. Wilde, Jr., Wesley S. Williams, Jr. and Nancy S. Brodie.(8)

5(b)        Powers of Attorney of Edmond F. Notebaert and Robert H. Rock.(9)

5(c)        Power of Attorney of Julia Chang Block.(10)

--------------------
(1) Incorporated herein by reference to Post Effective Amendment No. 6 to Registrant's Registration Statement on Form S-6 (File No. 33-87276) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000867) on April 30, 1999.

(2) Incorporated herein by reference to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-001504) on September 3, 1998.

(3) Incorporated herein by reference to Pre-Effective Amendment to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62811), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-002055) on November 30, 1998.

(4) Incorporated herein by reference to Post Effective Amendment No. 1 to the Registration Statement on Form N-4 of Penn Mutual Variable Annuity Account III (File No. 333-62825), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000834) on April 27, 1999.

(5) Incorporated herein by reference to Post Effective Amendment No. 1 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-96-002471) on April 29, 1996.

(6) Incorporated herein by reference to Post Effective Amendment No. 5 to the Registration Statement on Form S-6 for Penn Mutual Variable Account I (File No. 33-54662) as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003328) on April 30, 1997.

(7) Incorporated herein by reference to Post Effective Amendment No. 22 to the Registration Statement N-4 of Penn Mutual Variable Annuity Account III (File No. 2-77283), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001021408-97-000161) on April 29, 1997.

(8) Incorporated herein by reference to Post Effective Amendment No. 2 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950109-97-003355) on April 30, 1997.

(9) Incorporated herein by reference to Post Effective Amendment No. 4 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0001036050-98-000671) on April 23, 1998.

(10) Incorporated herein by reference to Post Effective Amendment No. 5 to Registrant's Registration Statement on Form S-6 (File No. 33-87276), as filed with the Securities and Exchange Commission via EDGAR (Accession No. 0000950116-99-000329) on March 1, 1999.

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